Inverse Government Long Bond Strategy Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Treasury Bellwethers 30 Yr. Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(8.09%)	(6.68%)	(1.56%)
Class C
Prospectus [Line Items]
Average Annual Return, Percent	15.72%	6.47%	0.37%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.20%	5.47%	(0.10%)
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.20%	4.60%	0.08%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	12.01%	6.24%	0.64%